Note 14 - Regulatory Matters - Summary of Compliance With Minimum Capital Requirements (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Bank [Member]
Common equity tier 1 capital		$ 102,235	$ 91,118
Common equity tier 1 to risk weighted assets		0.149	0.145
Common equity tier 1 capital, minimum capital requirement		$ 48,036	$ 43,929
Common equity tier 1 capital, minimum capital requirement, to risk weighted assets	[1]	7.00%	7.00%
Common equity tier 1 capital, minimum required to be well capitalized under prompt corrective action provisions		$ 44,604	$ 40,791
Common equity tier 1 capital, minimum required to be well capitalized under prompt correction action provisions, to risk-weighted assets		6.50%	6.50%
Total capital		$ 110,838	$ 98,992
Total capital to risk weighted assets		0.162	0.158
Total capital, minimum capital requirement		$ 72,053	$ 65,894
Total capital, minimum required to be well capitalized under prompt corrective action provisions	[1]	10.50%	10.50%
Total capital, to risk-weighted assets, minimum required to be well capitalized under prompt corrective actions		$ 68,622	$ 62,756
Total capital, to risk-weighted assets, minimum required to be capitalized under prompt corrective action provisions ratio		0.100	0.100
Tier 1 capital		$ 102,235	$ 91,118
Tier 1 capital to risk weighted assets		0.149	0.145
Tier 1 capital, minimum capital requirement		$ 58,329	$ 53,343
Tier 1 capital, minimum required to be well capitalized under prompt corrective action provisions	[1]	8.50%	8.50%
Tier 1 capital, to risk-weighted assets, minimum required to be well capitalized under prompt corrective action provisions		$ 54,898	$ 50,205
Total capital to risk-weighted assets minimum required to be well capitalized under prompt corrective action provisions, ratio		0.080	0.080
Tier 1 capital		$ 102,235	$ 91,118
Tier 1 capital to average assets		0.097	0.094
Tier 1 capital, minimum capital requirement		$ 42,033	$ 38,776
Tier 1 capital, minimum required to be well capitalized under prompt corrective action provisions	[1]	4.00%	4.00%
Tier 1 capital, to average assets, minimum required to be well capitalized under prompt corrective action provisions		$ 52,541	$ 48,471
Total capital, to risk-weighted assets, minimum required to be well capitalized under prompt corrective action provisions ratio		0.050	0.050
Consolidated Entities [Member]
Common equity tier 1 capital		$ 98,857	$ 86,584
Common equity tier 1 to risk weighted assets		0.144	0.138
Common equity tier 1 capital, minimum capital requirement		$ 48,171	$ 44,040
Common equity tier 1 capital, minimum capital requirement, to risk weighted assets	[1]	7.00%	7.00%
Total capital		$ 109,212	$ 96,578
Total capital to risk weighted assets		0.159	0.154
Total capital, minimum capital requirement		$ 72,256	$ 66,059
Total capital, minimum required to be well capitalized under prompt corrective action provisions	[1]	10.50%	10.50%
Tier 1 capital		$ 98,857	$ 86,584
Tier 1 capital to risk weighted assets		0.144	0.138
Tier 1 capital, minimum capital requirement		$ 58,493	$ 53,477
Tier 1 capital, minimum required to be well capitalized under prompt corrective action provisions	[1]	8.50%	8.50%
Tier 1 capital		$ 98,857	$ 86,584
Tier 1 capital to average assets		0.097	0.092
Tier 1 capital, minimum capital requirement		$ 40,685	$ 37,489
Tier 1 capital, minimum required to be well capitalized under prompt corrective action provisions	[1]	4.00%	4.00%

[1]	Includes capital conservation buffer of 2.5% as of December 31, 2021